Property and Equipment (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Depreciation expense	$ 1,032,143	$ 1,054,233	$ 1,435,098	$ 1,120,000